Schedule of respect of the interest-bearing borrowings trade and other payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Bank borrowings repayable	$ 4,672,286	$ 5,778,479	$ 5,798,641
On demand [member]
IfrsStatementLineItems [Line Items]
Total Bank borrowings repayable	4,672,286	5,666,160	5,427,538
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total Bank borrowings repayable		$ 112,319	$ 371,103